Supplemental guarantor financial information (Condensed consolidated balance sheet - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 1,121,396	$ 1,204,018
Restricted cash	178,951	211,017
Flight equipment held for operating leases, net	35,870,781	35,052,335	$ 32,396,827
Maintenance rights and lease premium, net	809,615	1,113,190
Flight equipment held for sale	336,592	184,129
Net investment in finance and sales-type leases	1,011,549	1,003,286
Prepayments on flight equipment	2,954,478	3,024,520	2,930,303
Other assets	1,015,476	909,190
Total Assets	43,749,244	43,208,915
Liabilities and Equity
Debt	29,486,131	29,507,587
Total Liabilities	34,367,039	34,328,301
Total AerCap Holdings N.V. shareholders’ equity	9,314,897	8,828,048
Non-controlling interest	67,308	52,566
Total Equity	9,382,205	8,880,614	$ 8,638,814	$ 8,582,264
Total Liabilities and Equity	43,749,244	43,208,915
AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	1,121,000	1,204,000
Restricted cash	179,000	211,000
Flight equipment held for operating leases, net	35,871,000	35,052,000
Maintenance rights and lease premium, net	809,000	1,113,000
Flight equipment held for sale	337,000	184,000
Net investment in finance and sales-type leases	1,012,000	1,003,000
Prepayments on flight equipment	2,954,000	3,025,000
Investments including investments in subsidiaries	123,000	133,000
Intercompany receivables	0	0
Other assets	1,343,000	1,284,000
Total Assets	43,749,000	43,209,000
Liabilities and Equity
Debt	29,486,000	29,508,000
Intercompany payables	0	0
Other liabilities	4,881,000	4,820,000
Total Liabilities	34,367,000	34,328,000
Total AerCap Holdings N.V. shareholders’ equity	9,315,000	8,828,000
Non-controlling interest	67,000	53,000
Total Equity	9,382,000	8,881,000
Total Liabilities and Equity	43,749,000	43,209,000
Reportable Legal Entities | AerCap Holdings N.V. | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	3,000	3,000
Restricted cash	0	0
Flight equipment held for operating leases, net	0	0
Maintenance rights and lease premium, net	0	0
Flight equipment held for sale	0	0
Net investment in finance and sales-type leases	0	0
Prepayments on flight equipment	0	0
Investments including investments in subsidiaries	11,557,000	10,495,000
Intercompany receivables	182,000	130,000
Other assets	79,000	79,000
Total Assets	11,821,000	10,707,000
Liabilities and Equity
Debt	740,000	0
Intercompany payables	1,748,000	1,873,000
Other liabilities	18,000	6,000
Total Liabilities	2,506,000	1,879,000
Total AerCap Holdings N.V. shareholders’ equity	9,315,000	8,828,000
Non-controlling interest	0	0
Total Equity	9,315,000	8,828,000
Total Liabilities and Equity	11,821,000	10,707,000
Reportable Legal Entities | Guarantors | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	823,000	737,000
Restricted cash	1,000	1,000
Flight equipment held for operating leases, net	3,500,000	3,317,000
Maintenance rights and lease premium, net	38,000	58,000
Flight equipment held for sale	22,000	0
Net investment in finance and sales-type leases	62,000	63,000
Prepayments on flight equipment	3,000	5,000
Investments including investments in subsidiaries	6,701,000	5,948,000
Intercompany receivables	11,014,000	12,325,000
Other assets	1,247,000	351,000
Total Assets	23,411,000	22,805,000
Liabilities and Equity
Debt	0	8,000
Intercompany payables	9,989,000	11,477,000
Other liabilities	1,710,000	688,000
Total Liabilities	11,699,000	12,173,000
Total AerCap Holdings N.V. shareholders’ equity	11,634,000	10,565,000
Non-controlling interest	78,000	67,000
Total Equity	11,712,000	10,632,000
Total Liabilities and Equity	23,411,000	22,805,000
Reportable Legal Entities | Non- Guarantors | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	131,000	140,000
Restricted cash	178,000	210,000
Flight equipment held for operating leases, net	23,497,000	22,280,000
Maintenance rights and lease premium, net	356,000	486,000
Flight equipment held for sale	247,000	158,000
Net investment in finance and sales-type leases	488,000	446,000
Prepayments on flight equipment	1,968,000	1,682,000
Investments including investments in subsidiaries	123,000	133,000
Intercompany receivables	4,510,000	5,375,000
Other assets	707,000	271,000
Total Assets	32,205,000	31,181,000
Liabilities and Equity
Debt	10,298,000	11,435,000
Intercompany payables	15,144,000	13,768,000
Other liabilities	2,651,000	2,333,000
Total Liabilities	28,093,000	27,536,000
Total AerCap Holdings N.V. shareholders’ equity	4,123,000	3,659,000
Non-controlling interest	(11,000)	(14,000)
Total Equity	4,112,000	3,645,000
Total Liabilities and Equity	32,205,000	31,181,000
Reportable Legal Entities | AerCap Global Aviation Trust (a) | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	154,000	318,000
Restricted cash	0	0
Flight equipment held for operating leases, net	8,874,000	9,455,000
Maintenance rights and lease premium, net	415,000	569,000
Flight equipment held for sale	68,000	26,000
Net investment in finance and sales-type leases	462,000	494,000
Prepayments on flight equipment	983,000	1,338,000
Investments including investments in subsidiaries	1,405,000	1,336,000
Intercompany receivables	17,759,000	17,305,000
Other assets	523,000	482,000
Total Assets	30,643,000	31,323,000
Liabilities and Equity
Debt	16,943,000	17,257,000
Intercompany payables	2,544,000	3,480,000
Other liabilities	1,817,000	1,791,000
Total Liabilities	21,304,000	22,528,000
Total AerCap Holdings N.V. shareholders’ equity	9,339,000	8,795,000
Non-controlling interest	0	0
Total Equity	9,339,000	8,795,000
Total Liabilities and Equity	30,643,000	31,323,000
Reportable Legal Entities | AerCap Ireland Capital Designated Activity Company (a) | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	10,000	6,000
Restricted cash	0	0
Flight equipment held for operating leases, net	0	0
Maintenance rights and lease premium, net	0	0
Flight equipment held for sale	0	0
Net investment in finance and sales-type leases	0	0
Prepayments on flight equipment	0	0
Investments including investments in subsidiaries	9,320,000	8,774,000
Intercompany receivables	64,000	67,000
Other assets	133,000	101,000
Total Assets	9,527,000	8,948,000
Liabilities and Equity
Debt	1,505,000	808,000
Intercompany payables	4,133,000	4,604,000
Other liabilities	2,000	2,000
Total Liabilities	5,640,000	5,414,000
Total AerCap Holdings N.V. shareholders’ equity	3,887,000	3,534,000
Non-controlling interest	0	0
Total Equity	3,887,000	3,534,000
Total Liabilities and Equity	9,527,000	8,948,000
Eliminations | AerCap Trust & AICDC Notes
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Flight equipment held for operating leases, net	0	0
Maintenance rights and lease premium, net	0	0
Flight equipment held for sale	0	0
Net investment in finance and sales-type leases	0	0
Prepayments on flight equipment	0	0
Investments including investments in subsidiaries	(28,983,000)	(26,553,000)
Intercompany receivables	(33,529,000)	(35,202,000)
Other assets	(1,346,000)	0
Total Assets	(63,858,000)	(61,755,000)
Liabilities and Equity
Debt	0	0
Intercompany payables	(33,558,000)	(35,202,000)
Other liabilities	(1,317,000)	0
Total Liabilities	(34,875,000)	(35,202,000)
Total AerCap Holdings N.V. shareholders’ equity	(28,983,000)	(26,553,000)
Non-controlling interest	0	0
Total Equity	(28,983,000)	(26,553,000)
Total Liabilities and Equity	$ (63,858,000)	$ (61,755,000)